Business Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Other invested assets, principally at estimated fair value	$ 23,581	$ 15,400
Deferred policy acquisition costs and value of business acquired	24,619	24,465	16,415	17,129
Liabilities
Future policy benefits	184,275	170,922
Deferred income tax liability	6,395	967
Equity
Retained earnings	24,814	19,446
Accumulated other comprehensive income (loss)	6,083	1,145
Total MetLife, Inc.'s stockholders' equity	57,519	46,853
Noncontrolling interests	370	365
Total equity	57,889	47,218	31,737	22,095
Previously Reported [Member]
Assets
Other invested assets, principally at estimated fair value	23,628	15,430
Deferred policy acquisition costs and value of business acquired	27,971	27,092
Liabilities
Future policy benefits	184,252	170,912
Deferred income tax liability	7,535	1,856
Equity
Retained earnings	27,289	21,363
Accumulated other comprehensive income (loss)	5,886	1,000
Total MetLife, Inc.'s stockholders' equity	59,797	48,625
Noncontrolling interests	374	371
Total equity	60,171	48,996	31,707	23,985
Restatement Adjustment [Member]
Assets
Other invested assets, principally at estimated fair value	(47)	(30)
Deferred policy acquisition costs and value of business acquired	(3,352)	(2,627)
Liabilities
Future policy benefits	23	10
Deferred income tax liability	(1,140)	(889)
Equity
Retained earnings	(2,475)	(1,917)
Accumulated other comprehensive income (loss)	197	145
Total MetLife, Inc.'s stockholders' equity	(2,278)	(1,772)
Noncontrolling interests	(4)	(6)
Total equity	$ (2,282)	$ (1,778)